Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2012
ProFund VP Europe 30
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PROFUND VP EUROPE 30 Important Information About the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Europe 30 (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “Index”). The Index, created by ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”), is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of January 31, 2012, the Index included companies with capitalizations between $12.0 billion and $229.9 billion. The average capitalization of the companies comprising the Index was approximately $78.9 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 116% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such instrument transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed to pertain only to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in equity securities and depositary receipts that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
  American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
  Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics similar to those of the Index, and may invest in securities not contained in the Index. ProFund Advisors does not invest the assets of the Fund in securities and/or depositary receipts based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or depositary receipts that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and invest-ors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index rebalancing or reconstitution events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to European Investments Risk — The Economic and Monetary Union of the European Union (the “EU”) requires member countries to comply with restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls. As a result, each EU member country may be significantly affected by EU policies and may be highly dependent on the economies of its fellow members. The European financial markets have experienced significant volatility recently and several EU member countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several EU member countries have experienced credit rating downgrades, rising government debt levels and, for certain EU member countries (including Greece, Spain, Portugal, Ireland and Italy), weakness in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the affected EU member country, issuers in the affected EU member country, the economies of other EU member countries, their trading partners or other European countries. Such events, or even the threat of such events, may cause the value of debt issued by issuers in such European countries to fall, in some cases drastically. These events may also cause continued volatility in the European financial markets. To the extent that the Fund’s assets are exposed to investments from issuers in EU member countries, EU member countries, their trading partners, or other European countries, these events may impact the performance of the Fund.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Geographic Concentration Risk — Because the Fund focuses its investments only in Europe, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Europe and subject to the related risks.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sale activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase fund brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the performance of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2009): 25.85%; Worst Quarter (ended 09/30/2011): -22.78%.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
ProFund VP Europe 30 | ProFund VP Europe 30
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.79%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	553
5 Years	rr_ExpenseExampleYear05	959
10 Years	rr_ExpenseExampleYear10	2,096
2002	rr_AnnualReturn2002	(25.76%)
2003	rr_AnnualReturn2003	38.73%
2004	rr_AnnualReturn2004	14.32%
2005	rr_AnnualReturn2005	8.09%
2006	rr_AnnualReturn2006	17.51%
2007	rr_AnnualReturn2007	14.58%
2008	rr_AnnualReturn2008	(44.00%)
2009	rr_AnnualReturn2009	32.30%
2010	rr_AnnualReturn2010	2.63%
2011	rr_AnnualReturn2011	(8.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.78%)
One Year	rr_AverageAnnualReturnYear01	(8.88%)
Five Years	rr_AverageAnnualReturnYear05	(4.51%)
Ten Years	rr_AverageAnnualReturnYear10	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 18, 1999
Dow Jones STOXX 50 Index | ProFund VP Europe 30 | ProFund VP Europe 30
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(19.74%)	[2]
Five Years	rr_AverageAnnualReturnYear05	(11.14%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	(1.11%)	[2]
ProFunds Europe 30 Index | ProFund VP Europe 30 | ProFund VP Europe 30
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.25%)	[2]
Five Years	rr_AverageAnnualReturnYear05	(5.84%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	0.90%	[2]

[1]	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2013. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes.